Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 719	$ 29,281	$ (1,724)	$ 28,276
Balance (in Shares) at Dec. 31, 2020		7,187,500
Accretion of Class A common Stock Subject to Redemption			(689,281)	(28,024,661)	(28,713,942)
Sale of 8,250,000 Private Placement Warrants			660,000		660,000
Net income (loss)				4,844,863	4,844,863
Balance at Dec. 31, 2021		$ 719		(23,181,522)	(23,180,803)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Net income (loss)				5,921,767	5,921,767
Balance at Mar. 31, 2022		$ 719		(17,259,755)	(17,259,036)
Balance (in Shares) at Mar. 31, 2022		7,187,500
Balance at Dec. 31, 2021		$ 719		(23,181,522)	(23,180,803)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Net income (loss)					10,410,456
Balance at Jun. 30, 2022		$ 719		(12,834,525)	(12,833,806)
Balance (in Shares) at Jun. 30, 2022		7,187,500
Balance at Dec. 31, 2021		$ 719		(23,181,522)	(23,180,803)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Accretion of Class A common Stock Subject to Redemption				(2,817,507)	(2,817,507)
Net income (loss)				13,521,299	13,521,299
Balance at Dec. 31, 2022		$ 719		(12,477,730)	(12,477,011)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Balance at Mar. 31, 2022		$ 719		(17,259,755)	(17,259,036)
Balance (in Shares) at Mar. 31, 2022		7,187,500
Accretion of Class A common Stock Subject to Redemption				(63,459)	(63,459)
Net income (loss)				4,488,689	4,488,689
Balance at Jun. 30, 2022		$ 719		(12,834,525)	(12,833,806)
Balance (in Shares) at Jun. 30, 2022		7,187,500
Balance at Dec. 31, 2022		$ 719		(12,477,730)	(12,477,011)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Accretion of Class A common Stock Subject to Redemption				(2,355,234)	(2,355,234)
Net income (loss)				(1,694,692)	(1,694,692)
Balance at Mar. 31, 2023		$ 719		(16,527,656)	(16,526,937)
Balance (in Shares) at Mar. 31, 2023		7,187,500
Balance at Dec. 31, 2022		$ 719		(12,477,730)	(12,477,011)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Net income (loss)					(7,073,856)
Balance at Jun. 30, 2023		$ 719		(21,785,750)	(21,785,031)
Balance (in Shares) at Jun. 30, 2023		7,187,500
Balance at Mar. 31, 2023		$ 719		(16,527,656)	(16,526,937)
Balance (in Shares) at Mar. 31, 2023		7,187,500
Accretion of Class A common Stock Subject to Redemption				121,070	121,070
Net income (loss)				(5,379,164)	(5,379,164)
Balance at Jun. 30, 2023		$ 719		$ (21,785,750)	$ (21,785,031)
Balance (in Shares) at Jun. 30, 2023		7,187,500